Schedule of investments
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.70%
Consumer Discretionary — 7.39%
Genuine Parts	33,930	$ 4,512,690
Lowe's	22,880	3,996,450
McDonald's	18,070	4,461,122
Target	18,950	2,676,308
VF	83,790	3,701,004
		19,347,574
Consumer Staples — 22.12%
Archer-Daniels-Midland	49,700	3,856,720
Brown-Forman Class B	67,590	4,742,114
Church & Dwight	43,910	4,068,701
Clorox	30,010	4,230,810
Coca-Cola	69,270	4,357,776
Colgate-Palmolive	55,870	4,477,422
Hormel Foods	84,570	4,005,235
Kimberly-Clark	32,570	4,401,836
McCormick & Co.	44,840	3,732,930
PepsiCo	26,220	4,369,825
Procter & Gamble	27,970	4,021,806
Sysco	50,930	4,314,280
Walgreens Boots Alliance	99,240	3,761,196
Walmart	29,230	3,553,783
		57,894,434
Energy — 3.30%
Chevron	28,130	4,072,661
Exxon Mobil	53,200	4,556,048
		8,628,709
Financials — 10.66%
Aflac	71,230	3,941,156
Brown & Brown	66,750	3,894,195
Chubb	21,880	4,301,170
Cincinnati Financial	33,060	3,933,479
Franklin Resources *	170,900	3,983,679
S&P Global	11,880	4,004,273
T Rowe Price Group	33,750	3,834,337
		27,892,289
Healthcare — 11.06%
Abbott Laboratories	37,900	4,117,835
AbbVie	29,220	4,475,335
Becton Dickinson and Co.	17,750	4,375,908
Cardinal Health	73,280	3,830,346
Johnson & Johnson	24,850	4,411,123
Medtronic	42,540	3,817,965
West Pharmaceutical Services	12,930	3,909,644
		28,938,156
Industrials — 18.17%
3M	30,240	3,913,358
A O Smith	70,770	3,869,704
Caterpillar	20,960	3,746,810
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Cintas	11,100	$ 4,146,183
Dover	32,020	3,884,666
Emerson Electric	48,410	3,850,531
Expeditors International of Washington	45,390	4,423,709
General Dynamics	18,970	4,197,112
Illinois Tool Works	22,290	4,062,353
Pentair	85,850	3,929,355
Stanley Black & Decker	32,480	3,405,853
WW Grainger	9,050	4,112,592
		47,542,226
Information Technology — 4.89%
Automatic Data Processing	20,230	4,249,109
International Business Machines	32,758	4,625,102
Roper Technologies	9,970	3,934,661
		12,808,872
Materials — 12.68%
Air Products and Chemicals	18,650	4,484,952
Albemarle	22,500	4,702,050
Amcor	390,330	4,851,802
Ecolab	25,740	3,957,782
Linde	14,640	4,209,439
Nucor	28,470	2,972,553
PPG Industries	33,930	3,879,556
Sherwin-Williams	18,460	4,133,379
		33,191,513
REIT Multifamily — 1.30%
Essex Property Trust	13,010	3,402,245
		3,402,245
REIT Shopping Center — 1.38%
Federal Realty OP	37,690	3,608,441
		3,608,441
REIT Single Tenant — 1.60%
Realty Income	61,350	4,187,751
		4,187,751
Utilities — 5.15%
Atmos Energy	38,000	4,259,800
Consolidated Edison	46,990	4,468,749
NextEra Energy	61,340	4,751,396
		13,479,945
Total Common Stocks (cost $187,553,198)		260,922,155

NQ-IV925 [6/22] 8/22 (2383845)    1

Schedule of investments
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Fund — 0.25%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	667,896	$ 667,896
Total Short-Term Investments (cost $667,896)		667,896

Total Value of Securities Before Securities Lending Collateral—99.95% (cost $188,221,094)		261,590,051

Securities Lending Collateral — 0.69%
Money Market Mutual Fund — 0.69%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.41%)	1,810,453	1,810,453
Total Securities Lending Collateral (cost $1,810,453)		1,810,453

Total Value of Securities—100.64% (cost $190,031,547)		263,400,504■
Value (US $)

Obligation to Return Securities Lending Collateral — (0.69%)	(1,810,453)
Receivables and Other Assets Net of Liabilities — 0.05%	124,075
Net Assets Applicable to 19,496,839 Shares Outstanding—100.00%	$261,714,126
*	Fully or partially on loan.
■	Includes $4,028,434 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $2,314,496.
Summary of abbreviations:
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC

2    NQ-IV925 [6/22] 8/22 (2383845)